UNITED STATES
		     SECURITIES AND EXCHANGE COMMISSION
				Washington, D.C. 20549

				FORM 13F

			FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended : June 30, 2010
Check here is Amendment [ ]; Amendment Number:
This Amendment (Check only one.):[  ] is a restatement
				 [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name : Glynn Capital Management LLC
Address: 3000 Sand Hill Road
	 Bldg 3-230
	 Menlo Park, CA 94025

13F File Number :801-41243

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Name : Vivian Loh Nahmias
Title :CFO
Phone : 650-854-2215
Signature, Place, and Date of Signing:

Vivian Loh Nahmias	Menlo Park	CA	Aug 5, 2010



			FORM 13F SUMMARY PAGE
Report Summary :

Number of Other Included Managers : 0

Form 13F Information Table Entry Total : 53

Form 13F Information Table Value Total : $128,294

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3PAR Inc                       COM              88580F109     3116   334650 SH       Sole                   334650
Abbott Laboratories            COM              002824100     1637    35000 SH       Sole                    35000
Activision Blizzard, Inc       COM              00507V109     2104   200525 SH       Sole                   200525
Adobe Systems Inc              COM              00724F101     2500    94600 SH       Sole                    94600
Advent Software                COM              007974108     5692   121214 SH       Sole                   121214
Akamai Technologies            COM              00971T101     3333    82150 SH       Sole                    82150
Apple Computer                 COM              037833100      528     2100 SH       Sole                     2100
Automatic Data Processing, Inc COM              053015103      278     6911 SH       Sole                     6911
BP Amoco PLC                   COM              055622104      550    19054 SH       Sole                    19054
Berk. Hath. Class A            COM              084670108     1680       14 SH       Sole                       14
Berk. Hath. Class B            COM              084670207     2427    30450 SH       Sole                    30450
Cavium Networks, Inc.          COM              14965A101     2300    87825 SH       Sole                    87825
Cisco Systems                  COM              17275R102      536    25150 SH       Sole                    25150
Compellent Technologies        COM              20452A108     4708   388475 SH       Sole                   388475
Comverge Inc                   COM              205859101     3820   426358 SH       Sole                   426358
Constant Contact, Inc          COM              210313102     3555   166678 SH       Sole                   166678
Dolby Laboratories, Inc.       COM              25659T107     6378   101745 SH       Sole                   101745
EMC Corporation                COM              268648102      732    40000 SH       Sole                    40000
Electronic Arts                COM              285512109     2223   154371 SH       Sole                   154371
Financial Engines, Inc.        COM              317485100     3758   276300 SH       Sole                   276300
Fortinet, Inc                  COM              34959E109     3504   213125 SH       Sole                   213125
General Electric               COM              369604103      808    56016 SH       Sole                    56016
General Mills                  COM              370334104      947    26672 SH       Sole                    26672
Genomic Health, Inc            COM              37244C101     2623   202888 SH       Sole                   202888
Google Inc                     COM              38259P508     2277     5118 SH       Sole                     5118
Halliburton Co.                COM              406216101      491    20000 SH       Sole                    20000
IBM                            COM              459200101     2731    22116 SH       Sole                    22116
Informatica Corp.              COM              45666Q102     3095   129611 SH       Sole                   129611
Intel Corp.                    COM              458140100      972    50000 SH       Sole                    50000
Intuit, Inc.                   COM              461202103      316     9100 SH       Sole                     9100
Isilon Systems                 COM              46432L104     3871   301510 SH       Sole                   301510
Johnson & Johnson              COM              478160104     1029    17428 SH       Sole                    17428
Linear Technology              COM              535678106     5223   187819 SH       Sole                   187819
LogMeIn                        COM              54142L109     3923   149575 SH       Sole                   149575
Longtop Financial              COM              54318P108     2658    82050 SH       Sole                    82050
LoopNet                        COM              543524300     2099   170199 SH       Sole                   170199
Mercadolibre, Inc.             COM              58733R102     3266    62150 SH       Sole                    62150
Merck                          COM              589331107      807    23068 SH       Sole                    23068
Minnesota Mining               COM              604059105      316     4000 SH       Sole                     4000
NetSuite Inc.                  COM              64118Q107     2985   236125 SH       Sole                   236125
Netezza                        COM              64111n101     2696   197075 SH       Sole                   197075
Oracle Corporation             COM              68389X105      219    10200 SH       Sole                    10200
Pfizer, Inc.                   COM              717081103      475    33300 SH       Sole                    33300
QuinStreet, Inc                COM              74874Q100     5644   490357 SH       Sole                   490357
Rackspace Hosting              COM              750086100     2951   160900 SH       Sole                   160900
Red Hat, Inc                   COM              756577102     2606    90050 SH       Sole                    90050
Royal Dutch Shell PLC          COM              780259206      201     4000 SH       Sole                     4000
Salesforce.com Inc.            COM              79466L302     4156    48430 SH       Sole                    48430
Schlumberger Ltd.              COM              806857108      885    16000 SH       Sole                    16000
Spreadtrum Comm.               COM              849415203     4395   533350 SH       Sole                   533350
SuccessFactors, Inc            COM              864596101     4174   200790 SH       Sole                   200790
Target CP                      COM              239753106      646    13140 SH       Sole                    13140
VMWare                         COM              928563402     3447    55075 SH       Sole                    55075